Schedule of Investments (unaudited) May 31, 2019	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 119.8%

New York — 119.8%

Corporate — 0.5%
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	$355	$467,339

County/City/Special District/School District — 22.9%
City of New York, GO, Refunding, Series E:
5.50%, 08/01/25	725	842,399
5.00%, 08/01/30	1,000	1,117,310
City of New York, GO:
Series A-1, 5.00%, 08/01/35	200	214,360
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	440	498,309
Sub-Series F-1, 5.00%, 04/01/43	930	1,115,554
City of New York Convention Center Development Corp., RB, CAB(a):
Senior Lien, Hotel Unit Fre Secured, Series A, 0.00%, 11/15/47	3,000	1,158,330
Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55	1,000	284,990
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,335	1,555,756
5.00%, 11/15/45	1,250	1,446,750
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/39(a)	1,000	521,700
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	150	150,522
City of New York Transitional Finance Authority Future Tax Secured, RB:
Future Tax Secured Subordinate Bond, Series C-3, 5.00%, 05/01/41	775	934,278
Future Tax Secured,
Sub-Series A-3, 4.00%, 08/01/43	570	625,564
Sub-Series E-1, 5.00%, 02/01/39	555	657,497
Sub-Series E-1, 5.00%, 02/01/43	845	994,734
Series A-2, 5.00%, 08/01/38	930	1,113,954
Sub-Series B-1, 5.00%, 11/01/35	425	487,071
County of Nassau New York, GO, Refunding, Series C, 5.00%, 10/01/31	475	579,937
County of Nassau New York, GOL, General Improvement Bonds, Series B (AGM), 5.00%, 07/01/45	500	597,800

Security	Par (000)	Value

County/City/Special District/School District (continued)
County of Nassau New York, Refunding, GOL, Series C, 5.00%, 10/01/29	$500	$618,970
Haverstraw-Stony Point Central School District, GO, Refunding, (AGM), 5.00%, 10/15/36	240	270,866
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	615	660,670
5.75%, 02/15/47	385	410,991
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/39	595	707,169
5.00%, 02/15/42	465	549,616
New York Liberty Development Corp., Refunding RB, World Trade Center Project:
4, 5.00%, 11/15/31	1,000	1,082,530
4, 5.00%, 11/15/44	1,250	1,340,550
7 Class 1, 4.00%, 09/15/35	1,100	1,155,946
5.75%, 11/15/51	545	598,732

		22,292,855

Education — 31.6%
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	284,205
Ethical Culture Fieldston School Project,
5.00%, 06/01/33	300	346,632
5.00%, 06/01/35	350	402,734
Manhattan College Project, 5.00%, 08/01/47	135	157,291
Packer Collegiate Institute Project, 5.00%, 06/01/40	690	785,737
The Chapin School Ltd. Project, 5.00%, 11/01/47	515	720,506
City of Albany New York Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/33	175	197,304
4.00%, 12/01/34	130	137,002
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	440	505,767

1

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
American Museum of Natural History, 5.00%, 07/01/41	$500	$571,410
Wildlife Conservation Society, 5.00%, 08/01/42	410	457,207
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 09/01/40	1,645	1,710,619
Series B, 4.00%, 08/01/35	230	247,218
Counties of Buffalo & Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 05/01/31	200	213,828
Counties of Buffalo & Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 05/01/28	565	686,424
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	115	137,472
5.00%, 07/01/48	175	208,222
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	195	230,712
4.00%, 07/01/46	375	405,570
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 07/01/39	1,500	1,619,505
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 07/01/21(b)	500	538,070
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 07/01/23(b)	400	459,064
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 07/01/37	180	191,333
5.00%, 07/01/42	115	121,695

Security	Par (000)	Value

Education (continued)
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 07/01/32	$500	$547,035
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(b)	250	266,070
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 07/01/37	1,000	1,035,200
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 07/01/39	1,000	1,121,280
5.00%, 07/01/44	500	557,695
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	322,827
Fordham University, Series A, 5.00%, 07/01/21(b)	500	538,070
New School (AGM), 5.50%, 07/01/20(b)	350	365,600
New York University, Series B, 5.00%, 07/01/37	500	549,280
Rochester Institute of Technology, 5.00%, 07/01/40	550	568,744
State University Dormitory Facilities, Series A, 5.00%, 07/01/40	600	620,838
State University Dormitory Facilities, Series A, 5.00%, 07/01/41	1,000	1,066,260
State University Of New York Dormitory Facilities, Series A, 5.00%, 07/01/43	415	499,071
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 07/01/43	2,960	3,412,170
Cornell University, Series A, 5.00%, 07/01/40	250	258,600
Fordham University, 5.00%, 07/01/44	640	717,088
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	1,380	1,587,773
New York University, Series A, 5.00%, 07/01/37	745	818,427

2

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Pratt Institute, Series A, 5.00%, 07/01/44	$500	$560,475
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	1,500	1,710,495
5.25%, 07/01/32	600	683,028
5.00%, 07/01/42	450	490,441
State University of New York Dormitory Facilities, Series A, 5.00%, 07/01/38	255	304,409
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project,
5.00%, 10/01/34	310	354,501
5.00%, 10/01/35	310	354,088
Hofstra University Project, 5.00%, 07/01/47	100	117,085

		30,762,077

Health — 11.6%
Counties of Buffalo & Erie New York Industrial Land Development Corp., RB, Catholic Health System Obligation, 5.25%, 07/01/35	500	582,325
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 04/01/30	500	525,375
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	550	585,019
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	200	209,870
5.00%, 12/01/46	320	365,699
Series A, 5.00%, 12/01/37	850	920,932
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	725	770,798

Security	Par (000)	Value

Health (continued)
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	$150	$166,716
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	895	949,980
State of New York Dormitory Authority, RB:
New York University Hospitals Center, Series A, 6.00%, 07/01/20(b)	250	262,473
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 05/01/39	500	527,865
State of New York Dormitory Authority, Refunding RB:
Catholic Health System Obligation, 4.00%, 07/01/38	230	249,633
4.00%, 07/01/39	300	324,720
North Shore-Long Island Jewish Obligated Group, Series A,
5.00%, 05/01/21(b)	1,500	1,603,665
5.25%, 05/01/21(b)	1,840	1,975,810
5.00%, 05/01/43	1,140	1,287,573

		11,308,453

Housing — 6.5%
City of New York Housing Development Corp., RB, M/F Housing, Series B1:
Fund Grant Program, New York City Housing Authority Program,
5.25%, 07/01/30	750	842,640
5.25%, 07/01/32	915	1,019,831
5.00%, 07/01/33	400	441,124
City of New York Housing Development Corp., Refunding RB, M/F Housing:
8 Spruce Street, Class F, 4.50%, 02/15/48	500	523,865

3

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
Sustainable Neighbourhood, Series B-1-A,
3.10%, 11/01/34	$965	$991,296
3.65%, 11/01/49	565	582,933
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	445	516,062
State of New York HFA, RB:
Affordable Housing, Series E (SONYMA), 4.15%, 11/01/47	330	350,071
Affordable M/F Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	110	116,071
State of New York Mortgage Agency, Refunding RB, S/F, Series 213, 4.20%, 10/01/43	880	948,913

		6,332,806

State — 12.3%
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	1,160	1,287,762
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/19(b)	540	548,948
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/38	560	669,284
Bid Group 3, Series A, 5.00%, 03/15/39	760	921,979
Bid Group 3, Series A, 5.00%, 03/15/43	265	318,803
General Purpose, Series B, 5.00%, 03/15/37	1,000	1,087,700
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	90	107,328
Group C, State Sales Tax, Series A, 4.00%, 03/15/45	670	732,866
Series A, 5.00%, 03/15/36	440	525,488
Series A, 5.00%, 02/15/42	500	587,375
Series B, 5.00%, 03/15/42	1,400	1,516,242

Security	Par (000)	Value

State (continued)
State of New York Dormitory Authority, Refunding RB:
Group 3, Series E, 5.00%, 03/15/41	$570	$694,288
Series A, 5.25%, 03/15/39	1,000	1,245,750
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C:
5.00%, 03/15/30	500	562,360
5.00%, 03/15/32	1,000	1,121,260

		11,927,433

Tobacco — 2.8%
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B:
5.00%, 06/01/45	300	317,202
5.00%, 06/01/51	270	277,695
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/40	290	307,855
TSASC, Inc., Refunding RB, Series A:
5.00%, 06/01/33	500	570,935
5.00%, 06/01/41	910	988,970
Westchester New York Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	285	281,201

		2,743,858

Transportation — 17.9%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	265	307,692
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/21(b)	575	626,514
Series A-1, 5.25%, 11/15/23(b)	270	316,321
Series D, 5.25%, 11/15/21(b)	440	482,064
Series E, 5.00%, 11/15/38	650	722,514
Metropolitan Transportation Authority, Refunding RB:
Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	750	853,500
Green Bond, SubSeries B-1, 5.00%, 11/15/51	480	560,578
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	500	558,850
Series C-1, 5.00%, 11/15/36	1,020	1,208,445
Series D, 5.25%, 11/15/21(b)	1,560	1,709,136

4

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Series D, 5.25%, 11/15/23(b)	$750	$878,670
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,345	1,479,487
Port Authority of New York & New Jersey, Refunding ARB, 179th Series, 5.00%, 12/01/38	245	278,060
State of New York Thruway Authority, RB, Junior Lien, Series A:
5.00%, 01/01/41	365	423,980
5.25%, 01/01/56	210	242,672
State of New York Thruway Authority, Refunding RB:
2nd General Highway & Bridge Trust, Series A, 5.00%, 04/01/32	250	273,028
General, Series I, 5.00%, 01/01/37	1,325	1,427,952
General, Series I, 5.00%, 01/01/42	425	457,236
General, Series K, 5.00%, 01/01/32	750	874,335
Series L, 5.00%, 01/01/33	90	111,188
Series L, 5.00%, 01/01/34	140	172,126
Series L, 5.00%, 01/01/35	170	207,981
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	280	327,765
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32(a)	635	438,423
General, Remarketing, Series A, 5.00%, 11/15/34	1,000	1,110,770
General, Series A, 5.25%, 11/15/45	370	432,941
Sub-Series A, 5.00%, 11/15/29	810	914,328

		17,396,556

Utilities — 13.7%
Albany Municipal Water Finance Authority, Refunding RB, Series A, 5.00%, 12/01/33	1,000	1,080,560
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	1,000	1,160,220
City of New York Water & Sewer System, Refunding RB:
Series EE, 5.00%, 06/15/40	700	844,221
Subordinate, Series FF-2, 4.00%, 06/15/41	905	1,012,532

Security	Par (000)	Value

Utilities (continued)
Water & Sewer System, 2nd General Resolution, Fiscal 2018, Series FF, 5.00%, 06/15/38	$1,000	$1,219,950
County of Western Nassau New York Water Authority, RB, Series A, 5.00%, 04/01/40	250	285,608
Long Island Power Authority, RB:
5.00%, 09/01/38	625	760,294
General, 5.00%, 09/01/47	950	1,123,556
General, Electric Systems, 5.00%, 09/01/42	290	344,772
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(b)	500	534,555
General, Electric Systems, Series C (AGC), 5.25%, 09/01/29	1,000	1,288,300
Long Island Power Authority, Refunding RB, Electric System, Series B, 5.00%, 09/01/46	140	163,003
State of New York Environmental Facilities Corp., RB, Series B:
Revolving Funds, Green Bonds, 5.00%, 09/15/40	635	734,784
Subordinated SRF Bonds, 5.00%, 06/15/48	460	555,606
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	1,000	1,077,660
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE, 5.00%, 12/15/41	1,000	1,136,600

		13,322,221

Total Municipal Bonds — 119.8% (Cost — $108,339,539)		116,553,598

Municipal Bonds Transferred to Tender Option Bond Trusts(c)

New York — 42.6%

County/City/Special District/School District — 10.5%
City of New York, GO:
Sub-Series G-1, 5.00%, 04/01/29	1,000	1,093,555
Sub-Series I-1, 5.00%, 03/01/36	250	283,189
Refunding Fiscal 2015, Series B, 4.00%, 08/01/32	1,790	1,957,231

5

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	$2,475	$2,663,430
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(d):
5.75%, 02/15/21(b)	1,114	1,192,586
5.75%, 02/15/47	686	733,643
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	2,085	2,269,369

		10,193,003

Education — 2.2%
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A, 5.00%, 07/01/35	1,999	2,132,732

Housing — 1.6%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43	1,400	1,501,220

State — 6.1%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	990	1,160,679
4.00%, 10/15/32	1,500	1,671,240
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/32	1,000	1,246,370
General Purpose, Series C, 5.00%, 03/15/41	750	792,611
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/47	1,003	1,102,271

		5,973,171

Transportation — 11.3%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,495	3,806,563
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, Series 210th, 5.00%, 09/01/48	1,900	2,300,824

Security	Par (000)	Value

Transportation (continued)
Series 194th, 5.25%, 10/15/55	$735	$859,808
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	800	859,742
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.00%, 11/15/46	1,000	1,172,010
MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	1,665	2,001,030

		10,999,977

Utilities — 10.9%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	2,249	2,405,606
Fiscal 2012, Series BB, 5.00%, 06/15/44	2,010	2,168,141
Series FF-2, 5.50%, 06/15/40	330	330,975
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	3,719	4,220,234
Restructuring, Series A, 5.00%, 12/15/35	1,000	1,198,245
Restructuring, Series B, 4.00%, 12/15/35	280	310,506

		10,633,707

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.6% (Cost — $39,073,405)		41,433,810

Total Long-Term Investments — 162.4% (Cost — $147,412,944)		157,987,408

	Shares

Short-Term Securities — 0.5%
BlackRock Liquidity Funds New York Money Fund Portfolio, 1.44%(e)(f)	509,420	$509,420

6

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Value

Short-Term Securities (continued)

Total Short-Term Securities — 0.5% (Cost — $509,420)	$509,420

Total Investments — 162.9% (Cost — $147,922,364)	158,496,828

Other Assets Less Liabilities — 1.7%	1,658,990

Value

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.0)%	$(22,379,121)

VRDP Shares at Liquidation Value — (41.6)%	(40,500,000)

Net Assets Applicable to Common Shares — 100.0%	$97,276,697

(a)	Zero-coupon bond.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(d)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on August 15, 2020 is $953,183.

(e)	Annualized 7-day yield as of period end.
(f)

During the period ended May 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	—	509,420	509,420	$509,420	$7,109	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class*	673,097	(673,097)	—	—	1,449	—	—

				$509,420	$8,558	$—	$—

*	No longer held by the Trust as of period end.
(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

EDC — Economic Development Corp.

FHA — Federal Housing Administration

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

S/F — Single-Family

SONYMA — State of New York Mortgage Agency

SRF — State Revolving Fund

7

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock New York Municipal Income Quality Trust (BSE)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	17	09/19/19	$2,155	$(14,279)
Long U.S. Treasury Bond	32	09/19/19	4,919	(51,197)
5-Year U.S. Treasury Note	16	09/30/19	1,878	(7,650)

				$(73,126)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

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Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock New York Municipal Income Quality Trust (BSE)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Long-Term Investments(a)	$—	$157,987,408		$—	$157,987,408
Short-Term Securities	509,420	—		—	509,420

	$509,420	$157,987,408	$		$158,496,828

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(73,126)	$—		$—	$(73,126)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized depreciation on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(22,270,197)	$—	$(22,270,197)
VRDP Shares at Liquidation Value	—	(40,500,000)	—	(40,500,000)

	$—	$(62,770,197)	$—	$(62,770,197)

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